Taxation	6 Months Ended
Dec. 31, 2019
Income Taxes [Abstract]
Taxation
Taxation

For the six months ended 31 December 2019, the £530 million taxation charge (2018 – £560 million) comprises a UK tax charge of £133 million (2018 – £134 million) and a foreign tax charge of £397 million (2018 – £426 million).